Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
NOTE 3 — CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	June 30,	December 31,
	2014	2013
Cash on hand and at banks	$ 33,978	$35,079
Short term deposits and highly liquid funds	149,538	267
Total cash and cash equivalents	$ 183,516	$35,346

.

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of June 30, 2014, Navios Partners held time deposits of $95,000 and money market funds of $54,538 with duration of less than three months. As of December 31, 2013, Navios Partners held time deposits of $0 and money market funds of $267 with duration of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Restricted cash, as of June 30, 2014 and December 31, 2013, included an amount held as security in the form of a letter of guarantee related to an owned vessel in the amount of $832 and $831, respectively. In addition, at each of June 30, 2014 and December 31, 2013, restricted cash included $343 and $346, respectively, which related to amounts held in retention accounts as required by certain of Navios Partners' credit facilities. As of June 30, 2014 and December 31, 2013 the short-term restricted cash held in retention accounts was $1,175 and $1,177, respectively. Long-term restricted cash as of June 30, 2014 and December 31, 2013, was $0 and $33,429.